Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 3,994,727,614	$ 4,246,478,172	$ 2,840,980,724
Financing Cash Flows, From	1,027,662,853	1,352,584,103	713,226,953
Financing Cash Flows, Used	(1,367,131,685)	(1,754,668,990)	(46,035,533)
Financing Cash Flows, Interest paid	(193,172,908)	(186,961,822)	(142,891,300)
Financing Cash Flows, Total	(532,641,740)	(589,046,709)	524,300,120
Non-Cash Changes, Acquisition of subsidiaries			(1,450,648)
Non-Cash Changes, Changes in fair value	(8,950,847)	(24,607,526)	10,773,826
Sales of subsidiaries			(1,450,648)
Non-Cash Changes, Foreign exchange differences	189,198,447	98,319,122	624,726,300
Non-Cash Changes, Financial costs	194,702,235	203,799,948	148,480,238
Non-Cash Changes, New leases	47,203,550	61,996,854	97,937,192
Non-Cash Changes, Other changes	(8,231,636)	(761,599)	(720,228)
Ending Balance	3,876,007,623	3,994,727,614	4,246,478,172
Liabilities arising from financing activities	3,876,007,623	3,994,727,614	4,246,478,172
Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	484,932,624	881,659,765	157,573,676
Financing Cash Flows, From	335,975,577	1,050,888,015	417,253,000
Financing Cash Flows, Used	(848,619,797)	(1,711,034,741)	(33,736,628)
Financing Cash Flows, Interest paid	(183,857,128)	(182,171,676)	(142,046,785)
Financing Cash Flows, Total	(696,501,348)	(842,318,402)	241,469,587
Non-Cash Changes, Changes in fair value	38,953,566		(1,923,185)
Non-Cash Changes, Foreign exchange differences	31,017,248	53,561,223	114,041,146
Non-Cash Changes, Financial costs	182,314,687	192,928,894	138,755,531
Non-Cash Changes, Other changes	685,092,088	199,101,144	231,743,010
Ending Balance	725,808,865	484,932,624	881,659,765
Liabilities arising from financing activities	725,808,865	484,932,624	881,659,765
Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	3,330,899,969	3,241,250,805	2,648,032,219
Financing Cash Flows, From	680,699,261	263,892,100	293,819,500
Financing Cash Flows, Used	(500,093,222)	(37,020,850)	(6,238,340)
Financing Cash Flows, Total	180,606,039	226,871,250	287,581,160
Non-Cash Changes, Changes in fair value	(37,185,597)	(792,940)	16,329,103
Non-Cash Changes, Foreign exchange differences	144,324,870	58,670,485	513,617,504
Non-Cash Changes, Financial costs	4,729,704	4,081,277	7,763,806
Non-Cash Changes, Other changes	(686,016,191)	(199,180,908)	(232,072,987)
Ending Balance	2,937,358,794	3,330,899,969	3,241,250,805
Liabilities arising from financing activities	2,937,358,794	3,330,899,969	3,241,250,805
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	235,685,555	159,662,077	51,865,519
Financing Cash Flows, Used	(18,418,666)	(6,613,399)	(6,060,565)
Financing Cash Flows, Interest paid	(9,315,780)	(4,790,146)	(844,515)
Financing Cash Flows, Total	(27,734,446)	(11,403,545)	(6,905,080)
Non-Cash Changes, Acquisition of subsidiaries			(1,450,648)
Sales of subsidiaries			(1,450,648)
Non-Cash Changes, Foreign exchange differences	10,526,578	20,751,687	15,193,796
Non-Cash Changes, Financial costs	9,688,516	6,810,965	1,960,901
Non-Cash Changes, New leases	47,203,550	61,996,854	97,937,192
Non-Cash Changes, Other changes	(7,307,533)	(681,835)	(390,251)
Ending Balance	268,062,220	235,685,555	159,662,077
Liabilities arising from financing activities	268,062,220	235,685,555	159,662,077
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(56,790,534)	(36,094,475)	(16,490,690)
Financing Cash Flows, From	10,988,015	37,803,988	2,154,453
Financing Cash Flows, Total	10,988,015	37,803,988	2,154,453
Non-Cash Changes, Changes in fair value	(10,718,816)	(23,814,586)	(3,632,092)
Non-Cash Changes, Foreign exchange differences	3,329,751	(34,664,273)	(18,126,146)
Non-Cash Changes, Financial costs	(2,030,672)	(21,188)
Ending Balance	(55,222,256)	(56,790,534)	(36,094,475)
Liabilities arising from financing activities	(55,222,256)	(56,790,534)	(36,094,475)
Payable due to Related Party
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,575,563,156	2,099,324,172
Ending Balance	1,181,368,275	1,575,563,156	2,099,324,172
Liabilities arising from financing activities	1,181,368,275	1,575,563,156	2,099,324,172
Payable due to Related Party | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	428,466,443	799,265,075
Ending Balance	146,577,056	428,466,443	799,265,075
Liabilities arising from financing activities	146,577,056	428,466,443	799,265,075
Payable due to Related Party | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,147,096,713	1,300,059,097
Ending Balance	1,034,791,219	1,147,096,713	1,300,059,097
Liabilities arising from financing activities	1,034,791,219	1,147,096,713	1,300,059,097
Interest Bearing Loans
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,194,389,450	1,943,988,440
Ending Balance	2,439,783,480	2,194,389,450	1,943,988,440
Liabilities arising from financing activities	2,439,783,480	2,194,389,450	1,943,988,440
Interest Bearing Loans | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	55,977,988	75,182,769
Ending Balance	542,220,313	55,977,988	75,182,769
Liabilities arising from financing activities	542,220,313	55,977,988	75,182,769
Interest Bearing Loans | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,138,411,462	1,868,805,671
Ending Balance	1,897,563,167	2,138,411,462	1,868,805,671
Liabilities arising from financing activities	1,897,563,167	2,138,411,462	1,868,805,671
Cash Flow Hedges
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(10,910,547)	43,503,483
Ending Balance	(13,206,352)	(10,910,547)	43,503,483
Liabilities arising from financing activities	(13,206,352)	(10,910,547)	43,503,483
Cash Flow Hedges | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	488,193	7,211,921
Ending Balance	37,011,496	488,193	7,211,921
Liabilities arising from financing activities	37,011,496	488,193	7,211,921
Cash Flow Hedges | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	45,391,794	72,386,037
Ending Balance	5,004,408	45,391,794	72,386,037
Liabilities arising from financing activities	5,004,408	45,391,794	72,386,037
Cash Flow Hedges | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(56,790,534)	(36,094,475)
Ending Balance	(55,222,256)	(56,790,534)	(36,094,475)
Liabilities arising from financing activities	(55,222,256)	(56,790,534)	(36,094,475)
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	235,685,555	159,662,077
Ending Balance	268,062,220	235,685,555	159,662,077
Liabilities arising from financing activities	268,062,220	235,685,555	159,662,077
Lease liabilities [member] | Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	235,685,555	159,662,077
Ending Balance	268,062,220	235,685,555	159,662,077
Liabilities arising from financing activities	$ 268,062,220	$ 235,685,555	$ 159,662,077